CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Operating Expenses:
Selling, general and administrative	$ 527,846	$ 371,746
Total Operating Expenses	527,846	371,746
Loss from Operations	(527,846)	(371,746)
Interest income	135
Interest expense	(17)	(650)
Net Loss	$ (527,728)	$ (372,396)
Net loss per common share - basic and diluted	$ (0.03)	$ (0.02)
Weighted average common shares outstanding - basic and diluted	19,437,236	16,166,622
Comprehensive Loss:
Net Loss	$ (527,728)	$ (372,396)
Other Comprehensive Loss
Translation adjustments	32,252	(40,378)
Total Comprehensive Loss	$ (495,476)	$ (412,774)